Satellites and Other Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 01, 2013
Property, Plant and Equipment [Line Items]
Construction-in-progress	$ 1,500,000	$ 1,100,000
Capitalized interest	86,300	70,900
Depreciation expense	627,500	611,100	$ 654,300
Insurance proceeds received			487,930
Gain On Satellite Insurance Recoveries			9,618
Satellites and other property and equipment, net	$ 5,988,317	$ 5,880,264
Solar Array Anomaly [Member]
Property, Plant and Equipment [Line Items]
Insurance proceeds from Partial loss Claim			84,800
Recent Satellite Launches [Member]
Property, Plant and Equipment [Line Items]
Insurance proceeds received			406,200
Gain On Satellite Insurance Recoveries			9,600
Satellites and other property and equipment, net				$ 396,600
Recent Satellite Launches [Member] | Intelsat Luxembourg [Member] | 11.25% Senior Notes due February 2017 [Member]
Property, Plant and Equipment [Line Items]
Debt amount repurchased, redeemed or prepaid			$ 366,400